Offerings	Jul. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing a 1/400th Interest in a Share of Perpetual 6.625% Non-Cumulative Preferred Stock, Series L
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	(1) The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-274646 filed on September 22, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Perpetual 6.625% Non-Cumulative Preferred Stock, Series L
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-274646 filed on September 22, 2023. (2) No separate consideration will be payable in respect of shares of Perpetual 6.625% Non-Cumulative Preferred Stock, Series L, which are issued in connection with this offering.